Loans (Details) ¥ in Millions												12 Months Ended
	Sep. 16, 2025 USD ($)	Sep. 16, 2025 CNY (¥)	Jun. 19, 2025 USD ($)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Dec. 20, 2024 USD ($)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 16, 2025 CNY (¥)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 CNY (¥)	Dec. 20, 2024 CNY (¥)	Sep. 12, 2024 CNY (¥)
Loans [Line Items]
Borrowing amount	$ 600,382														¥ 4.2
Interest expenses												$ 181,157	$ 134,788	$ 32,444
Huaxia Bank [Member]
Loans [Line Items]
Borrowing amount					$ 428,844				$ 411,043								¥ 3.0		¥ 3.0
Maturity date					Mar. 24, 2026	Mar. 24, 2026			Mar. 19, 2025
Fixed interest rate					3.50%				5.00%								3.50%		5.00%
Bank of China [Member]
Loans [Line Items]
Borrowing amount										$ 1,370,145										¥ 10.0
Maturity date										Sep. 11, 2025	Sep. 11, 2025
Fixed interest rate										3.45%										3.45%
Installment payment										$ 274,029	¥ 2.0
Mr. Gang Li [Member] | Bank of China [Member]
Loans [Line Items]
Installment payment										$ 548,058	¥ 4.0
Tianshan Rural Commercial Bank [Member]
Loans [Line Items]
Borrowing amount					$ 1,429,480		$ 1,715,376										¥ 10.0	¥ 12.0
Maturity date					Mar. 23, 2027	Mar. 23, 2027	Jan. 19, 2028	Jan. 19, 2028
Fixed interest rate					4.50%		5.00%										4.50%	5.00%
Installment payment					$ 28,590	¥ 0.2	$ 85,769	¥ 0.6
Tianshan Rural Commercial Bank [Member] | Mr. Gang Li [Member]
Loans [Line Items]
Installment payment					$ 1,343,711	¥ 9.4	$ 1,286,532	¥ 9.0
Bank of China [Member]
Loans [Line Items]
Borrowing amount			$ 1,429,480													¥ 10.0
Maturity date	Sep. 15, 2028	Sep. 15, 2028	Jun. 19, 2027	Jun. 19, 2027
Installment payment	$ 28,590	¥ 0.2	$ 1,300,827	¥ 0.3
Last installment to be paid	$ 457,434														¥ 3.2
Bank of China [Member] | Mr. Gang Li [Member]
Loans [Line Items]
Installment payment			$ 42,884	¥ 9.1